UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Smithwood Advisers, L.P.
           -----------------------------------------------------
Address:   1999 Ave of the Stars,
           Suite 2040
           Los Angeles, CA 90067
           -----------------------------------------------------

Form 13F File Number: 028-11980
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Alexander Rogers
        -------------------------
Title:  Operations Manager
        -------------------------
Phone:  310 286 2929
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander Rogers                 Los Angeles, CA                  02/13/2008
--------------------                 ---------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           26
                                         -----------
Form 13F Information Table Value Total:     $346,281
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AEP Industries                 COM              001031103    32356 1010800 SH       SOLE             1010800      0    0
AK Steel Holdings              COM              001547108     1734  374900 SH       SOLE              374900      0    0
American Eagle Outfitters      COM              02553e106     3116  150000 SH       SOLE              150000      0    0
American Express               COM              025816109    10404  200000 SH       SOLE              200000      0    0
Assisted Living Concepts       COM              04544x102      638   85000 SH       SOLE               85000      0    0
Atlas Air Worldwide            COM              049164205    30122  555554 SH       SOLE              555554      0    0
Augusta Resource Corp          COM              050912203     9721 2214300 SH       SOLE             2214300      0    0
Cheniere Energy                COM              16411r208     3264  100000 SH       SOLE              100000      0    0
Directv Group                  COM              25459l106    18496  800000 SH       SOLE              800000      0    0
Douglas Emmett Inc             COM              25960p109    11870  525000 SH       SOLE              525000      0    0
Enpro Industries Inc.          COM              29355x107     3703  120800 SH       SOLE              120800      0    0
Freeport-McMoran Copper &      COM              35671d857    10244  100000 SH       SOLE              100000      0    0
Gold, Inc.
Hayes Lemmerz                  COM              420781304     4570 1000000 SH       SOLE             1000000      0    0
Hilltop Holdings Inc           COM              432748101     8337  763500 SH       SOLE              763500      0    0
Key Energy Services, Inc       COM              492914106    24463 1700000 SH       SOLE             1700000      0    0
Maguire Properties             COM              559775101    94304 3200000 SH       SOLE             3200000      0    0
NYSE Group Inc.                COM              62949w103     3679   52400 SH       SOLE               52400      0    0
Nexcen Brands                  COM              653351106     6689 1382100 SH       SOLE             1382100      0    0
NYMEX Holdings                 COM              62948n104     3340   25000 SH       SOLE               25000      0    0
Qualcom Inc                    COM              747525103     7870  200000 SH       SOLE              200000      0    0
RCN Corp                       COM              749361200    22746 1459000 SH       SOLE             1459000      0    0
Sunrise Senior Living Inc      COM              86768k106    11680  380700 SH       SOLE              380700      0    0
Allied Capital Corp            OPT              01903q8me     2150    1000 SH  PUT  SOLE                1000      0    0
Allied Capital Corp            OPT              01903q8qe      860     400 SH  PUT  SOLE                 400      0    0
Freeport-McMoran Copper &      OPT              35671d9ar     7683     750 SH  CALL SOLE                 750      0    0
Gold, Inc.
Sunrise Senior Living Inc      OPT              86768k9af    12242    1195 SH  CALL SOLE                1195      0    0